Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	R$ 2,071,593	R$ 5,925,688
Financial investments, derivative financial instruments and other financial assets	2,553,011	292,934
Trade receivables	3,540,266	3,921,790
Reseller financing	511,979	504,862
Trade receivables - sale of subsidiaries	0	924,364
Inventories	3,917,076	4,291,431
Recoverable taxes	2,040,008	1,462,269
Recoverable income and social contribution taxes	151,930	171,051
Energy trading futures contracts	141,257	0
Dividends receivable	3,415	3,572
Other receivables and other assets	294,769	263,806
Prepaid expenses	163,846	99,922
Contractual assets with customers - exclusivity rights	658,571	787,206
Total current assets	16,047,721	18,648,895
Non-current assets
Financial investments, derivative financial instruments and other financial assets	3,407,080	951,941
Trade receivables	27,003	13,216
Reseller financing	766,045	550,641
Related parties	48,309	31,892
Deferred income and social contribution taxes	936,941	1,255,134
Recoverable taxes	2,650,269	2,741,370
Recoverable income and social contribution taxes	346,137	225,354
Energy trading futures contracts	263,438	0
Escrow deposits	446,076	1,032,717
Indemnification asset - business combination	126,098	124,927
Other receivables and other assets	114,469	155,818
Prepaid expenses	40,904	73,387
Contractual assets with customers - exclusivity rights	1,473,331	1,475,302
Investments in subsidiaries, joint ventures and associates	2,148,633	318,356
Right-of-use assets, net	1,671,324	1,711,526
Property, plant and equipment, net	7,135,966	6,387,581
Intangible assets, net	1,908,330	2,553,917
Total non-current assets	23,510,353	19,603,079
Total assets	39,558,074	38,251,974
Current liabilities
Trade payables	3,518,385	4,682,671
Trade payables - reverse factoring	1,014,504	1,039,366
Loans, financing and derivative financial instruments	3,175,017	1,075,672
Debentures	377,743	917,582
Salaries and related charges	480,285	494,771
Taxes payable	151,230	168,730
Energy trading futures contracts	66,729	0
Dividends payable	327,471	334,641
Income and social contribution taxes payable	322,074	551,792
Post-employment benefits	24,098	23,612
Provision for decarbonization credit	0	741,982
Provisions for tax, civil and labor risks	47,788	45,828
Leases payable	316,460	311,426
Financial liabilities of customers	117,090	157,615
Other payables	554,327	683,970
Total current liabilities	10,493,201	11,229,658
Non-current liabilities
Loans, financing and derivative financial instruments	6,393,232	5,585,372
Debentures	4,356,118	4,189,391
Energy trading futures contracts	48,047	0
Related parties	3,516	3,118
Deferred income and social contribution taxes	132,825	206
Post-employment benefits	198,778	241,211
Provisions for tax, civil and labor risks	610,572	1,258,302
Leases payable	1,168,692	1,212,508
Financial liabilities of customers	63,135	151,319
Subscription warrants - indemnification	47,745	87,299
Provision for unsecured liabilities of subsidiaries, joint ventures and associates	349	256
Other payables	218,420	263,508
Total non-current liabilities	13,241,429	12,992,490
Equity
Share capital	6,621,752	6,621,752
Equity instrument granted	108,253	75,925
Capital reserve	612,048	597,828
Treasury shares	(596,400)	(470,510)
Revaluation reserve of subsidiaries	3,632	3,802
Profit reserves	7,987,100	6,389,559
Accumulated other comprehensive income	214,212	154,108
Additional dividends to the minimum mandatory dividends	208,121	134,031
Equity attributable to:
Shareholders of Ultrapar	15,158,718	13,506,495
Non-controlling interests in subsidiaries	664,726	523,331
Total equity	15,823,444	14,029,826
Total liabilities and equity	R$ 39,558,074	R$ 38,251,974